SUPPLEMENT DATED OCTOBER 31, 2002
                                     TO THE
                             AUL AMERICAN UNIT TRUST
                         AND THE ONEAMERICA FUNDS, INC.
                         PROSPECTUSES DATED MAY 1, 2002

On August 27, 2002, American United Life Insurance Company ("AUL"), AUL American Unit Trust ("Account") and OneAmerica Funds, Inc. ("OneAmerica") received an order ("Order") from the Securities and Exchange Commission permitting:

     1. The substitution by the Account of securities issued by the portfolios listed in the table below under the caption "Substituted Portfolios" for securities issued by the corresponding portfolios listed in the table below under the caption "Removed Portfolios;" and

-------------------------------------------------------- --------------------------------------------------------------

                  Removed Portfolios                                        Substituted Portfolios
-------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------- --------------------------------------------------------------

OneAmerica Tactical Asset Allocation Portfolio, a        OneAmerica Asset Director Portfolio, a series of OneAmerica series of OneAmerica
-------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------- --------------------------------------------------------------

OneAmerica Conservative Investor Portfolio, a series     American Century Strategic Allocation: Conservative Fund, a
of OneAmerica                                            series of American Century Strategic Asset Allocations, Inc.
                                                         ("American Century Strategic")
-------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------- --------------------------------------------------------------

OneAmerica Moderate Investor Portfolio, a series of      American Century Strategic Allocation: Moderate Fund, a
OneAmerica                                               series of American Century Strategic
-------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------- --------------------------------------------------------------

OneAmerica Aggressive Investor Portfolio, a series of    American Century Strategic Allocation: Aggressive Fund, a
OneAmerica                                               series of American Century Strategic
-------------------------------------------------------- --------------------------------------------------------------

     2. The substitutions to be carried out by redeeming securities issued by the OneAmerica Tactical Asset Allocation Portfolio in-kind and using the portfolio securities received from the OneAmerica Tactical Asset Allocation Portfolio to purchase shares issued by the OneAmerica Asset Director Portfolio.

As a result of the Order, effective at the close of business on or about October 31, 2002:

o the Substituted Portfolios will replace the Removed Portfolios as investment options under the Contract as described in the May 1, 2002 prospectus (as supplemented), the Removed Portfolio Investment Accounts will be closed, and units in the Removed Portfolio Investment Accounts will be converted into units of the Substituted Portfolio Investment Accounts; and

o        all references in the May 1, 2002 prospectus (as supplemented) to:

         o the Removed Portfolios and related Investment Accounts are hereby deleted; and

         o  62 portfolios and/or Investment Accounts are amended to refer to 61.

     You may transfer assets from the Removed Portfolios (or from the Substituted Portfolios after October 31, 2002) to another investment option available under your Contract without the imposition of any fee, charge or restriction that might otherwise be imposed through November 30, 2002.

                   This supplement should be retained with the
                        Prospectus for future reference.